Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents (Note 1)	$ 894,915	$ 745,544
Restricted cash (Note 1)	7,528	10,645
Margin deposits (Note 22(d))	10,840	13,748
Inventories (Note 6)	54,219	61,266
Fair value of derivatives (Notes 22 and 23)	51,785	33,310
Insurance claims receivable	18,949	18,458
Time charter assumed (Note 14)	198	405
Accrued charter revenue (Note 14)	9,255	9,752
Short-term investments (Note 5)	18,037	17,492
Investment in leaseback vessels (Note 12(b))	31,526	27,362
Net investment in sales type lease vessels, current (Note 12(c))	27,217	22,620
Prepayments and other assets	59,425	61,949
Vessels held for sale (Note 7)	12,250	40,307
Total current assets	1,280,744	1,117,661
FIXED ASSETS, NET:
Vessels and advances, net (Note 7)	3,378,200	3,446,797
Total fixed assets, net	3,378,200	3,446,797
OTHER NON-CURRENT ASSETS:
Equity method investments (Note 10)	104	552
Investment in leaseback vessels, non-current (Note 12(b))	225,428	191,674
Accounts receivable, net, non-current (Note 3)	5,486	5,586
Deferred charges, net (Note 8)	72,109	72,801
Finance leases, right-of-use assets (Note 12(a))	38,518	39,211
Net investment in sales type lease vessels, non-current (Note 12(c))	6,141	19,482
Restricted cash, non-current (Note 1)	71,038	69,015
Time charter assumed, non-current (Note 14)	171	269
Accrued charter revenue, non-current (Note 14)	6,580	10,937
Fair value of derivatives, non-current (Notes 22 and 23)	34,199	28,639
Operating leases, right-of-use assets (Note 13)	236,911	284,398
Total assets	5,355,629	5,287,022
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs (Note 11)	338,729	347,027
Finance lease liability (Note 12 (a))	25,244	2,684
Operating lease liabilities, current portion (Note 13)	151,782	160,993
Accrued liabilities	35,128	39,521
Unearned revenue (Note 14)	52,399	52,177
Fair value of derivatives (Notes 22 and 23)	5,088	3,050
Series E Preferred Stock (Notes 17 and 18)	116,523	0
Other current liabilities	9,207	7,377
Total current liabilities	797,157	662,770
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs (Note 11)	1,925,154	1,999,193
Finance lease liability, net of current portion (Note 12 (a))	0	23,877
Operating lease liabilities, non-current portion (Note 13)	79,559	114,063
Fair value of derivatives, non-current portion (Notes 22 and 23)	9,977	11,194
Unearned revenue, net of current portion (Note 14)	21,140	27,352
Other non-current liabilities	19,252	9,184
Total non-current liabilities	2,055,082	2,184,863
COMMITMENTS AND CONTINGENCIES (Note 15)
Temporary equity – Redeemable non-controlling interest in subsidiary – (Note 16)	352	629
STOCKHOLDERS’ EQUITY:
Preferred stock (Note 17)	0	0
Common stock (Note 17)	13	13
Treasury stock (Note 17)	(120,095)	(120,095)
Additional paid-in capital	1,336,899	1,435,294
Retained earnings	1,201,857	1,045,932
Accumulated other comprehensive income (Notes 22 and 24)	27,011	21,387
Total Costamare Inc. stockholders’ equity	2,445,685	2,382,531
Non-controlling interest (Note 1)	57,353	56,229
Total stockholders’ equity	2,503,038	2,438,760
Total liabilities and stockholders’ equity	5,355,629	5,287,022
Nonrelated Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	65,682	50,684
CURRENT LIABILITIES:
Accounts payable	61,278	46,769
Related Party [Member]
CURRENT ASSETS:
Accounts receivable, net (Note 3)	18,918	4,119
CURRENT LIABILITIES:
Accounts payable	$ 1,779	$ 3,172